Document And Entity Information	Mar. 12, 2024
Document Information [Line Items]
Entity, Registrant Name	Canterbury Park Holding Corporation
Document, Type	8-K
Document, Period End Date	Mar. 12, 2024
Entity, Incorporation, State or Country Code	MN
Entity, File Number	001-37858
Entity, Tax Identification Number	47-5349765
Entity, Address, Address Line One	1100 Canterbury Road
Entity, Address, City or Town	Shakopee
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55379
City Area Code	952
Local Phone Number	445-7223
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CPHC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001672909